                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          Oppenheimer Equity Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2009

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                        Shares          Value
                                                      ----------   --------------
COMMON STOCKS--97.7%
CONSUMER DISCRETIONARY--8.7%
DIVERSIFIED CONSUMER SERVICES--0.6%
Apollo Group, Inc., Cl. A(1)                             145,230   $   10,699,094
HOTELS, RESTAURANTS & LEISURE--0.3%
McDonald's Corp.                                          85,730        4,892,611
MEDIA--5.4%
Cablevision Systems Corp. New York Group, Cl. A          836,313       19,862,434
McGraw-Hill Cos., Inc. (The)                             191,830        4,822,606
News Corp., Inc., Cl. A                                2,656,928       31,856,567
Time Warner Cable, Inc.                                  740,780       31,920,210
Walt Disney Co. (The)                                    193,680        5,318,453
                                                                   --------------
                                                                       93,780,270
                                                                   --------------
SPECIALTY RETAIL--1.1%
Bed Bath & Beyond, Inc.(1)                               323,454       12,142,463
Staples, Inc.                                            315,930        7,335,895
                                                                   --------------
                                                                       19,478,358
                                                                   --------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Coach, Inc.                                              358,035       11,786,512
Nike, Inc., Cl. B                                         82,010        5,306,047
Polo Ralph Lauren Corp., Cl. A                            74,220        5,686,736
                                                                   --------------
                                                                       22,779,295
                                                                   --------------
CONSUMER STAPLES--8.0%
BEVERAGES--1.7%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                257,596       12,539,773
PepsiCo, Inc.                                            288,000       16,894,080
                                                                   --------------
                                                                       29,433,853
                                                                   --------------
FOOD & STAPLES RETAILING--3.8%
Kroger Co. (The)                                       1,166,628       24,079,202
Wal-Mart Stores, Inc.                                    300,350       14,744,182
Walgreen Co.                                             750,765       28,131,165
                                                                   --------------
                                                                       66,954,549
                                                                   --------------
FOOD PRODUCTS--1.5%
Cadbury plc                                              599,782        7,697,132
Nestle SA                                                413,749       17,631,145
                                                                   --------------
                                                                       25,328,277
                                                                   --------------
HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co.                                    117,070        8,930,100
TOBACCO--0.5%
Philip Morris International, Inc.                        168,800        8,227,312
ENERGY--12.0%
ENERGY EQUIPMENT & SERVICES--1.5%
Cameron International Corp.(1)                           182,640        6,907,445
Halliburton Co.                                          268,300        7,276,296
Schlumberger Ltd.                                        210,600       12,551,760
                                                                   --------------
                                                                       26,735,501
                                                                   --------------
OIL, GAS & CONSUMABLE FUELS--10.5%
Apache Corp.                                             232,731       21,371,688


                        1 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                        Shares          Value
                                                      ----------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Chevron Corp.                                            559,468   $   39,403,331
Devon Energy Corp.                                       189,066       12,729,814
EOG Resources, Inc.                                       51,700        4,317,467
Exxon Mobil Corp.                                        274,450       18,830,015
Marathon Oil Corp.                                       680,320       21,702,208
Occidental Petroleum Corp.                               213,750       16,758,000
Petroleo Brasileiro SA, Sponsored ADR                    379,438       14,915,708
Range Resources Corp.                                    166,410        8,213,998
Southwestern Energy Co.(1)                               124,670        5,320,916
Valero Energy Corp.                                      223,680        4,337,155
XTO Energy, Inc.                                         346,595       14,321,305
                                                                   --------------
                                                                      182,221,605
                                                                   --------------
FINANCIALS--14.9%
CAPITAL MARKETS--3.7%
Charles Schwab Corp. (The)                               358,410        6,863,552
Credit Suisse Group AG                                   197,524       10,994,236
Gam Holding Ltd.                                          91,534        4,570,959
Goldman Sachs Group, Inc. (The)                          162,460       29,949,501
Morgan Stanley                                           264,620        8,171,466
T. Rowe Price Group, Inc.                                 79,420        3,629,494
                                                                   --------------
                                                                       64,179,208
                                                                   --------------
COMMERCIAL BANKS--2.0%
Wells Fargo & Co.                                      1,235,060       34,803,991
CONSUMER FINANCE--0.3%
SLM Corp.(1)                                             581,410        5,069,895
DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                                    868,510       14,695,189
BM&F BOVESPA SA                                        1,068,030        7,891,461
IntercontinentalExchange, Inc.(1)                        124,150       12,066,139
JPMorgan Chase & Co.                                     844,650       37,012,563
MSCI, Inc., Cl. A(1)                                     257,050        7,613,821
                                                                   --------------
                                                                       79,279,173
                                                                   --------------
INSURANCE--4.0%
ACE Ltd.                                                  79,420        4,245,793
Assurant, Inc.                                           619,806       19,870,980
Everest Re Group Ltd.                                    183,077       16,055,853
MetLife, Inc.                                            581,290       22,129,710
Prudential Financial, Inc.                               161,810        8,075,937
                                                                   --------------
                                                                       70,378,273
                                                                   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Jones Lang LaSalle, Inc.                                  92,340        4,374,146
HEALTH CARE--15.1%
BIOTECHNOLOGY--2.4%
Amgen, Inc.(1)                                           125,240        7,543,205
Celgene Corp.(1)                                         238,719       13,344,392
Genzyme Corp. (General Division)(1)                       83,990        4,764,753
Gilead Sciences, Inc.(1)                                 272,300       12,683,734


                        2 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                        Shares          Value
                                                      ----------   --------------
BIOTECHNOLOGY CONTINUED
Vertex Pharmaceuticals, Inc.(1)                          109,430   $    4,147,397
                                                                   --------------
                                                                       42,483,481
                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Bard (C.R.), Inc.                                         50,650        3,981,597
Baxter International, Inc.                               301,000       17,160,010
Covidien plc                                             613,320       26,532,223
Dentsply International, Inc.                             211,970        7,321,444
Stryker Corp.                                             83,070        3,773,870
                                                                   --------------
                                                                       58,769,144
                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Aetna, Inc.                                              406,429       11,310,919
Express Scripts, Inc.(1)                                 203,160       15,761,153
Medco Health Solutions, Inc.(1)                          130,960        7,243,398
Schein (Henry), Inc.(1)                                  127,220        6,985,650
UnitedHealth Group, Inc.                                  91,950        2,302,428
                                                                   --------------
                                                                       43,603,548
                                                                   --------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Illumina, Inc.(1)                                        145,970        6,203,725
Thermo Fisher Scientific, Inc.(1)                        261,370       11,414,028
                                                                   --------------
                                                                       17,617,753
                                                                   --------------
PHARMACEUTICALS--5.8%
Abbott Laboratories                                      117,120        5,793,926
Allergan, Inc.                                           150,920        8,566,219
Biovail Corp.                                            303,890        4,689,023
Merck & Co., Inc.                                      1,106,070       34,984,994
Novo Nordisk AS, Cl. B                                    77,850        4,889,695
Pfizer, Inc.                                           1,015,576       16,807,783
Roche Holding AG                                          55,069        8,900,953
Shire Ltd., ADR                                           36,370        1,901,787
Shire plc                                                352,138        6,100,454
Wyeth                                                    163,549        7,945,210
                                                                   --------------
                                                                      100,580,044
                                                                   --------------
INDUSTRIALS--8.6%
AEROSPACE & DEFENSE--1.5%
AerCap Holdings NV(1)                                     35,700          323,799
General Dynamics Corp.                                    82,090        5,303,014
Goodrich Corp.                                            70,730        3,843,468
Lockheed Martin Corp.                                    144,460       11,279,437
United Technologies Corp.                                 75,860        4,622,150
                                                                   --------------
                                                                       25,371,868
                                                                   --------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                       139,556        7,880,727
CONSTRUCTION & ENGINEERING--0.3%
Quanta Services, Inc.(1)                                 222,020        4,913,303
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd.                                                 670,168       13,451,215
First Solar, Inc.(1)                                      26,200        4,004,932


                        3 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                        Shares          Value
                                                      ----------   --------------
ELECTRICAL EQUIPMENT CONTINUED
General Cable Corp.(1)                                   209,300   $    8,194,095
                                                                   --------------
                                                                       25,650,242
                                                                   --------------
INDUSTRIAL CONGLOMERATES--2.3%
Tyco International Ltd.                                1,165,494       40,186,233
MACHINERY--1.6%
Joy Global, Inc.                                         115,430        5,649,144
Navistar International Corp.(1)                          587,087       21,968,796
                                                                   --------------
                                                                       27,617,940
                                                                   --------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                        52,050        4,155,152
Norfolk Southern Corp.                                    87,300        3,763,503
                                                                   --------------
                                                                        7,918,655
                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Aircastle Ltd.                                           913,026        8,828,961
Genesis Lease Ltd., ADS                                   71,826          642,843
                                                                   --------------
                                                                        9,471,804
                                                                   --------------
INFORMATION TECHNOLOGY--20.2%
COMMUNICATIONS EQUIPMENT--4.1%
F5 Networks, Inc.(1)                                     106,660        4,226,936
Juniper Networks, Inc.(1)                                241,430        6,523,439
Motorola, Inc.                                         1,673,420       14,374,678
QUALCOMM, Inc.                                           715,717       32,192,951
Research in Motion Ltd.(1)                               210,750       14,236,163
                                                                   --------------
                                                                       71,554,167
                                                                   --------------
COMPUTERS & PERIPHERALS--4.3%
Apple, Inc.(1)                                           140,020       25,955,507
Dell, Inc.(1)                                            941,280       14,363,933
Hewlett-Packard Co.                                      497,460       23,485,087
NetApp, Inc.(1)                                          375,602       10,021,061
                                                                   --------------
                                                                       73,825,588
                                                                   --------------
INTERNET SOFTWARE & SERVICES--3.0%
eBay, Inc.(1)                                            389,530        9,196,803
Google, Inc., Cl. A(1)                                    88,262       43,764,713
                                                                   --------------
                                                                       52,961,516
                                                                   --------------
IT SERVICES--2.4%
Accenture plc, Cl. A                                     230,170        8,578,436
MasterCard, Inc., Cl. A                                   77,920       15,751,528
SAIC, Inc.(1)                                             40,460          709,668
Visa, Inc., Cl. A                                        229,370       15,851,761
                                                                   --------------
                                                                       40,891,393
                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Applied Materials, Inc.                                  502,480        6,733,232
Broadcom Corp., Cl. A(1)                                 365,354       11,212,714
MEMC Electronic Materials, Inc.(1)                       316,340        5,260,734
NVIDIA Corp.(1)                                          932,710       14,018,631


                        4 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

                                                        Shares          Value
                                                      ----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Texas Instruments, Inc.                                  463,340   $   10,976,525
                                                                   --------------
                                                                       48,201,836
                                                                   --------------
SOFTWARE--3.6%
Adobe Systems, Inc.(1)                                   389,224       12,859,961
Electronic Arts, Inc.(1)                                 164,760        3,138,678
Microsoft Corp.                                          437,870       11,336,454
Nintendo Co. Ltd.                                         31,520        8,076,199
Oracle Corp.                                             986,220       20,552,825
Salesforce.com, Inc.(1)                                   83,250        4,739,423
Symantec Corp.(1)                                        157,200        2,589,084
                                                                   --------------
                                                                       63,292,624
                                                                   --------------
MATERIALS--4.5%
CHEMICALS--4.5%
Lubrizol Corp. (The)                                     378,345       27,036,534
Monsanto Co.                                             252,285       19,526,859
Potash Corp. of Saskatchewan, Inc.                       196,500       17,751,810
Praxair, Inc.                                            167,060       13,647,131
                                                                   --------------
                                                                       77,962,334
                                                                   --------------
TELECOMMUNICATION SERVICES--3.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
AT&T, Inc.                                             1,000,108       27,012,917
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Crown Castle International Corp.(1)                      404,890       12,697,350
NII Holdings, Inc.(1)                                    312,070        9,355,859
Sprint Nextel Corp.(1)                                   822,340        3,248,243
                                                                   --------------
                                                                       25,301,452
                                                                   --------------
UTILITIES--2.7%
ELECTRIC UTILITIES--2.0%
Edison International, Inc.                               500,510       16,807,126
Exelon Corp.                                             361,841       17,954,550
                                                                   --------------
                                                                       34,761,676
                                                                   --------------
MULTI-UTILITIES--0.7%
PG&E Corp.                                               319,729       12,945,823
                                                                   --------------
Total Common Stocks (Cost $1,407,198,678)                           1,698,321,579
                                                                   --------------
INVESTMENT COMPANY--2.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27% (2,3) (Cost $38,716,515)                     38,716,515       38,716,515
TOTAL INVESTMENTS, AT VALUE (COST $1,445,915,193)          100.0%   1,737,038,094
Other Assets Net of Liabilities                              0.0          850,618
                                                      ----------   --------------
Net Assets                                                 100.0%  $1,737,888,712
                                                      ==========   ==============

Footnotes to Statement of Investments

(1.)   Non-income producing security.

(2.)   Rate shown is the 7-day yield as of September 30, 2009.


                        5 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                      SHARES
                                                      DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,
                                                          2008        ADDITIONS     REDUCTIONS        2009
                                                      ------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E     40,968,570    480,417,266   482,669,321     38,716,515

                                                         VALUE       INCOME
                                                      -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E    $38,716,515   $186,305

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                     LEVEL 2--         LEVEL 3--
                                   LEVEL 1--           OTHER          SIGNIFICANT
                                  UNADJUSTED        SIGNIFICANT      UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  151,629,628      $        --          $--        $  151,629,628
   Consumer Staples                138,874,091               --           --           138,874,091
   Energy                          208,957,106               --           --           208,957,106
   Financials                      247,090,450       10,994,236           --           258,084,686
   Health Care                     258,164,275        4,889,695           --           263,053,970
   Industrials                     149,010,772               --           --           149,010,772
   Information Technology          350,727,124               --           --           350,727,124
   Materials                        77,962,334               --           --            77,962,334
   Telecommunication Services       52,314,369               --           --            52,314,369
   Utilities                        47,707,499               --           --            47,707,499
Investment Company                  38,716,515               --           --            38,716,515
                                --------------      -----------          ---        --------------
Total Assets                    $1,721,154,163      $15,883,931          $--        $1,737,038,094
                                ==============      ===========          ===        ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                        6 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.


                        7 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK 1.EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

          INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

          CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

          FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

          EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.


                        8 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

          COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

          CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                        9 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

As of September 30, 2009, the Fund held no outstanding forward contracts.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the year ended September 30, 2009 was as follows:

                                  CALL OPTIONS             PUT OPTIONS
                            -----------------------   ---------------------
                            NUMBER OF    AMOUNT OF    NUMBER OF   AMOUNT OF
                            CONTRACTS     PREMIUMS    CONTRACTS    PREMIUMS
                            ---------   -----------   ---------   ---------
Options outstanding as of
   December 31, 2008              --    $        --        --     $      --
Options written               27,720      1,930,173     2,762       308,920
Options closed or expired    (26,447)    (1,760,407)   (2,762)     (308,920)
Options exercised             (1,273)      (169,766)       --            --
                             -------    -----------    ------     ---------
Options outstanding as of
   September 30, 2009             --    $        --        --     $      --
                             =======    ===========    ======     =========


                        10 | Oppenheimer Equity Fund, Inc.

OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,515,708,896
                                 ==============
Gross unrealized appreciation    $  260,043,048
Gross unrealized depreciation       (38,713,850)
                                 --------------
Net unrealized appreciation      $  221,329,198
                                 ==============


                        11 | Oppenheimer Equity Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009